Condensed Interim Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
EXPENSES
General and administrative expenses	$ (201)	$ (315)	$ (857)	$ (979)
Property investigation	(7)	(6)	(11)	(23)
Amortization	(1)	(2)	(10)	(6)
Share-based payments		(85)	(837)	(969)
Total expenses	(209)	(408)	(1,715)	(1,977)
OTHER ITEMS
Foreign exchange loss	(2)	(1)	(5)	(1)
Impairment for exploration and evaluation assets				(437)
Equity loss on investment	(25)		(62)
Other income (expense), net	(27)	(409)	(67)	(438)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	$ (236)	$ (409)	$ (1,782)	$ (2,415)
Basic and diluted weighted average number of common shares outstanding	124,571,071	98,614,107	124,490,358	92,022,707
Basic and diluted loss per share	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.03)